UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2007

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:             28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robert J. Lukaszewicz
Title:            Vice President and Controller
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz    Chicago, Illinois    5/10/07
--------------------------  -------------------  ---------
       (Signature)             (City/State)        (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

13F File Number                     Name
---------------                     ---------------------------
028-01190                           Frank Russell Company



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               54

Form 13F Information Table Value Total:     $ 14,282,136
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None




                                                  FORM 13F INFORMATION TABLE


                                                   INSTITUTIONAL CAPITAL LLC
                                                           FORM 13F
                                                           31-Mar-07

                                                                                                          Voting Authority
                                                                                                     --------------------------
                                                          Value     Shares/   Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP    (x$1000)   Prn Amt   Prn Call Dscretn Mgrs     Sole     Shared  None
------------------------------ -------------  ---------  --------   --------  --- ---- ------- -----  --------   ------ -------
AT&T Inc.                           COM       00206R102    647,515 16,421,879 SH       Sole           15,439,195        982,684
Agilent Technologies Inc.           COM       00846U101    202,701  6,016,650 SH       Sole            5,746,150        270,500
American International Group        COM       026874107    534,258  7,947,896 SH       Sole            7,520,296        427,600
BP Plc                         SPONSORED ADR  055622104     63,076    974,150 SH       Sole              620,900        353,250
Bank of America Corp.               COM       060505104    392,231  7,687,793 SH       Sole            6,957,993        729,800
Bristol Myers Squibb Co.            COM       110122108    136,872  4,930,550 SH       Sole            4,475,400        455,150
CVS/Caremark Corp.                  COM       126650100    311,135  9,113,500 SH       Sole            8,579,000        534,500
Citigroup Inc.                      COM       172967101    399,218  7,775,960 SH       Sole            7,038,281        737,679
Coca Cola Co.                       COM       191216100    277,457  5,780,350 SH       Sole            5,428,550        351,800
Corning Inc.                        COM       219350105     99,282  4,365,950 SH       Sole            3,950,550        415,400
Credit Suisse Group            SPONSORED ADR  225401108     66,418    924,650 SH       Sole              585,700        338,950
Dominion Resources Inc.             COM       25746U109    416,671  4,693,827 SH       Sole            4,448,727        245,100
Du Pont (E.I.) DeNemours            COM       263534109    433,746  8,774,950 SH       Sole            8,365,400        409,550
E.ON AG                        SPONSORED ADR  268780103     44,367    982,450 SH       Sole              628,100        354,350
Eli Lilly & Company                 COM       532457108    344,597  6,415,883 SH       Sole            6,094,355        321,528
Ericsson LM Telephone Co.       ADR B SEK 10  294821608     38,700  1,043,400 SH       Sole              667,100        376,300
Exxon Mobil Corporation             COM       30231G102    211,218  2,799,439 SH       Sole            2,535,889        263,550
General Electric Co.                COM       369604103    297,222  8,405,600 SH       Sole            7,613,650        791,950
Hess Corp.                          COM       42809H107    367,089  6,617,787 SH       Sole            6,332,112        285,675
Hewlett-Packard Co.                 COM       428236103    350,100  8,721,970 SH       Sole            8,311,820        410,150
Honeywell International Inc.        COM       438516106    232,262  5,042,600 SH       Sole            4,569,050        473,550
Hospira Inc.                        COM       441060100    213,549  5,221,250 SH       Sole            5,000,600        220,650
ING Groep N V                  SPONSORED ADR  456837103     32,893    777,050 SH       Sole              495,550        281,500
Imperial Chemical Industry PLC    ADR NEW     452704505    225,177  5,720,950 SH       Sole            5,433,600        287,350
Intercontinental Hotels Group  SPONS ADR NEW  45857P202    224,102  9,061,950 SH       Sole            8,629,400        432,550
International Paper                 COM       460146103    151,025  4,149,050 SH       Sole            3,746,400        402,650
JPMorgan Chase & Co.                COM       46625H100    539,476 11,150,800 SH       Sole           10,558,150        592,650
Lennar Corp.                        CL A      526057104     76,415  1,810,350 SH       Sole            1,637,950        172,400
McDonald's Corp.                    COM       580135101    475,840 10,562,479 SH       Sole           10,009,179        553,300
Mitsui & Co Ltd.                    ADR       606827202     48,539    127,400 SH       Sole               81,100         46,300
Morgan Stanley                    COM NEW     617446448    416,018  5,282,103 SH       Sole            5,039,693        242,410
Motorola Inc.                       COM       620076109    297,218 16,820,461 SH       Sole           15,965,511        854,950
Norfolk Southern Corp.              COM       655844108    340,371  6,726,709 SH       Sole            6,409,009        317,700
Novartis AG                    SPONSORED ADR  66987V109    590,373 10,806,749 SH       Sole            9,990,649        816,100
Occidental Petroleum                COM       674599105    444,589  9,016,212 SH       Sole            8,595,962        420,250
Pepsico Inc.                        COM       713448108    273,762  4,307,144 SH       Sole            3,895,174        411,970
Philips Electronics N V        NY REG SH NEW  500472303     28,902    758,576 SH       Sole              484,976        273,600
Rio Tinto PLC                  SPONSORED ADR  767204100    307,565  1,350,095 SH       Sole            1,269,900         80,195
Schlumberger Ltd.                   COM       806857108    341,192  4,937,650 SH       Sole            4,654,150        283,500
Siemens AG                     SPONSORED ADR  826197501     63,328    590,750 SH       Sole              377,100        213,650
TNT NV-ADR                     SPONSORED ADR  87260W101     89,240  1,937,900 SH       Sole            1,750,950        186,950
Target Corp.                        COM       87612E106    358,010  6,041,350 SH       Sole            5,801,750        239,600
Temple Inland Inc.                  COM       879868107    243,082  4,069,003 SH       Sole            3,855,453        213,550
Texas Instruments                   COM       882508104    259,942  8,635,950 SH       Sole            8,109,950        526,000
Textron Inc.                        COM       883203101    359,003  3,997,811 SH       Sole            3,866,161        131,650
Total S.A.                     SPONSORED ADR  89151E109    258,305  3,701,700 SH       Sole            3,185,000        516,700
Toyota Motor Corp.             SP ADR REP2COM 892331307     36,353    283,650 SH       Sole              181,600        102,050
Travelers Cos Inc.                  COM       89417E109    423,228  8,175,154 SH       Sole            7,813,502        361,652
UBS AG ADR                        SHS NEW     H89231338     34,288    576,950 SH       Sole              363,500        213,450
Viacom Inc.                         CL B      92553P201    339,242  8,252,050 SH       Sole            7,870,450        381,600
Wachovia Corp.                      COM       929903102    285,264  5,181,900 SH       Sole            4,690,150        491,750
Wal-Mart Stores Inc.                COM       931142103    177,451  3,779,567 SH       Sole            3,419,867        359,700
Wells Fargo and Co.                 COM       949746101    275,513  8,002,118 SH       Sole            7,243,968        758,150
XTO Energy                          COM       98385X106    186,746  3,407,150 SH       Sole            3,084,650        322,500
REPORT SUMMARY                       54                 14,282,136